SUBSEQUENT EVENTS (Details)	1 Months Ended
Jan. 31, 2024 shares
American Depositary Shares
Subsequent Event [Line Items]
Temporary equity shares on conversion	1,538,461
Subsequent Event [Member]
Subsequent Event [Line Items]
Temporary equity shares	12,307,688
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common shares re-designated	12,307,688